Accounts Receivable, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Accounts Receivable Net [Line Items]
Accounts receivable, rate	76.70%
Accounts receivable, balance	$ 2.5
Forecast [Member]
Accounts Receivable Net [Line Items]
Accounts receivable, balance		$ 0.8